Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 92 .71%
ASSET-BACKED SECURITIES — 11 .84% **
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 285,853 $ 341,460
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
0.00% 01/21/32
1,2,3
5,400,000 5,402,700
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
1.28% 04/20/31
1,2,3
5,000,000 4,985,295
Babson CLO Ltd.,
Series 2014-IA, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.37% 07/20/25
1,2,3
94,011 94,028
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.17% 07/20/29
1,2,3
6,850,000 6,825,662
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.70% 01/25/35
1,2
464,589 455,734
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.60% 04/25/35
1,2
814,288 779,817
BlueMountain CLO Ltd.,
Series 2013-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
1.45% 01/20/29
1,2,3
3,768,254 3,769,653
BlueMountain CLO Ltd.,
Series 2015-1A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
1.55% 04/13/27
1,2,3
1,509,499 1,509,668
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.39%)
1.55% 01/15/33
1,2,3
11,000,000 11,021,403
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
1.01% 02/25/30
2
21,760 21,845
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.51% 10/25/32
1,2,3
8,000,000 8,006,804
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
0.55% 06/25/42
1,2
$ 2,148,315 $ 1,890,212
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.16% 03/15/52
1,4
24,111,475 1,730,165
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.03% 10/15/52
1,4
7,962,235 609,320
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
5,197,000 5,279,276
CoreVest American Finance Trust,
Series 2020-3, Class XA (IO)
3.61% 08/15/53
1,4
24,062,995 3,781,097
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.87% 12/15/52
1,4
27,561,000 4,269,246
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.83% 12/15/52
1,4
12,500,000 1,934,727
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
1.04% 11/15/28
1,2,3
7,500,000 7,477,112
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A1RR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.40% 01/15/28
1,2,3
4,200,000 4,200,231
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
1.50% 07/26/66
1,2
14,724,110 14,948,427
ECMC Group Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.20% 05/25/67
1,2
13,677,650 13,830,498
Edsouth Indenture No. 3 LLC,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
0.88% 04/25/39
1,2
104,336 103,942
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.95% 04/26/32
1,2
3,445,428 3,426,599
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.20% 03/25/36
2
63,021 63,412
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
1.50% 03/25/36
1,2
2,499,316 2,527,047

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Flagship CLO VIII Ltd.,
Series 2014-8A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
1.08% 01/16/26
1,2,3
$ 2,359,677 $ 2,354,442
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.80% 08/27/46
1,2
2,530,493 2,458,401
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
910,167 920,544
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.66% 08/25/42
2
379,414 351,679
GoldenTree Loan Management U.S. CLO 1, Ltd.,
Series 2017-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.17% 04/20/29
1,2,3
4,485,000 4,482,748
J.G. Wentworth XXXVII LLC,
Series 2016-1A, Class A
3.41% 06/15/67
1
6,221,094 6,885,058
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99% 08/16/60
1
3,391,308 3,955,145
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
1.10% 04/20/28
1,2,3
3,575,000 3,562,498
LCM XXIV Ltd.,
Series 24A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.31%)
1.53% 03/20/30
1,2,3
15,000,000 15,000,747
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
0.65% 08/25/46
2
17,697,122 17,013,964
Limerock CLO III LLC,
Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.42% 10/20/26
1,2,3
1,935,926 1,936,130
Magnetite XVIII Ltd.,
Series 2016-18A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.30% 11/15/28
1,2,3
2,550,000 2,547,916
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.48%)
0.63% 06/25/36
2
12,323,136 8,317,359
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust,
Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
0.41% 01/25/38
2
$ 3,028,035 $ 2,599,811
Nelnet Student Loan Trust,
Series 2007-1, Class A3
(LIBOR USD 3-Month plus 0.07%)
0.28% 05/27/25
2
696,228 694,168
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.75% 10/27/36
1,2
98,870 97,852
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.10% 11/25/48
1,2
1,865,000 1,870,322
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.74% 04/25/46
1,2
1,962,299 1,940,564
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
1.05% 06/25/54
1,2
11,000,000 10,974,863
Octagon Investment Partners 25 Ltd.,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.02% 10/20/26
1,2,3
3,126,674 3,120,249
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.47% 10/19/32
1,2,3
11,000,000 11,011,842
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.37%)
1.60% 11/15/31
1,2,3
7,200,000 7,219,902
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.11% 10/24/27
1,2,3
3,562,371 3,558,721
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.77% 04/20/28
1,2,3
3,785,000 3,786,877
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
0.00% 01/20/34
1,2,3
5,000,000 5,002,500

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust,
Series 2013-3A, Class A
(LIBOR USD 1-Month plus 0.75%)
0.90% 11/25/42
1,2
$ 3,111,185 $ 3,083,680
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.51% 08/15/31
2
469,007 422,370
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.82% 12/15/32
2
2,687,718 2,746,857
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
0.81% 03/15/38
2
4,302,211 4,012,713
SLM Student Loan Trust,
Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
0.97% 03/15/33
1,2
2,068,472 1,988,643
SLM Student Loan Trust,
Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
0.79% 09/15/39
2
3,034,665 2,819,401
SLM Student Loan Trust,
Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
0.58% 01/25/40
2
8,814,467 8,104,612
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
0.68% 07/25/39
2
529,698 490,917
SLM Student Loan Trust,
Series 2005-3, Class B
(LIBOR USD 3-Month plus 0.15%)
0.36% 04/25/40
2
2,935,993 2,660,375
SLM Student Loan Trust,
Series 2006-8, Class B
(LIBOR USD 3-Month plus 0.23%)
0.44% 01/25/41
2
3,426,604 3,125,293
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.38% 07/25/25
2
12,800,000 11,845,285
SLM Student Loan Trust,
Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.27% 01/25/22
2
165,800 157,502
SLM Student Loan Trust,
Series 2007-3, Class B
(LIBOR USD 3-Month plus 0.15%)
0.36% 01/25/28
2
12,800,000 11,746,651
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
0.96% 10/27/70
2
2,195,000 1,925,064
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2007-8, Class B
(LIBOR USD 3-Month plus 1.00%)
1.21% 04/27/83
2
$ 4,281,635 $ 4,008,816
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.96% 04/25/23
2
12,730,376 12,388,787
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 01/25/83
2
1,000,000 912,941
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 04/26/83
2
710,000 653,409
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.86% 07/25/22
2
1,096,346 1,092,380
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 04/25/73
2
710,000 684,057
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.91% 07/25/23
2
5,385,463 5,362,400
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/25/73
2
7,315,000 7,208,690
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.31% 07/25/23
2
8,470,811 8,274,389
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
710,000 680,033
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
820,000 796,221
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.71% 04/25/23
2
1,369,074 1,359,060
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.46% 10/25/75
2
735,000 735,840
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.71% 04/25/23
2
1,906,865 1,891,703

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.46% 10/25/83
2
$ 7,235,000 $ 7,178,971
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.90% 01/25/45
1,2
7,522,986 7,485,771
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
1.35% 10/25/34
2
4,035,000 4,101,366
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.10% 09/25/28
2
814,315 793,757
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.85% 01/25/29
2
1,202,262 1,132,402
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.80% 05/26/26
2
3,056,255 2,886,751
SLM Student Loan Trust,
Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
1.95% 09/25/43
2
2,200,000 2,134,673
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.70% 06/25/43
2
1,088,392 1,075,523
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.75% 02/26/29
2
1,087,572 1,032,743
Store Master Funding,
Series 2019-1, Class A2
3.65% 11/20/49
1
4,174,787 4,306,884
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
1,590,119 1,824,055
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
1,105,022 1,373,360
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
150,000 138,366
TAL Advantage VII LLC,
Series 2020-1A, Class A
2.05% 09/20/45
1
10,419,125 10,446,739
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.44% 07/17/28
1,2,3
6,300,000 6,300,101
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.84% 01/17/32
1,2,3
$ 3,000,000 $ 3,001,500
Textainer Marine Containers VIII Ltd.,
Series 2020-2A, Class A
2.10% 09/20/45
1
9,523,045 9,658,159
Textainer Marine Containers VIII Ltd.,
Series 2020-3A, Class A
2.11% 09/20/45
1
8,502,075 8,608,575
Tif Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
3,539,250 3,571,527
Total Asset-Backed Securities
(Cost $408,739,190) 409,178,994
BANK LOANS — 2 .00% *
Automotive — 0 .02%
Panther BF Aggregator 2 LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.65% 04/30/26
2
581,786 580,936
Communications — 0 .37%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.15% 01/31/25
2
950,000 936,225
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.40% 03/15/27
2
247,500 245,273
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.40% 04/06/26
2
987,500 983,076
Connect Finco SARL, Inc.,
Term Loan B
(LIBOR plus 4.50%)
5.50% 12/11/26
2
2,977,500 2,994,784
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.41% 01/15/26
2
1,473,750 1,455,328
Frontier Communications Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75% 10/08/21
2
4,500,000 4,533,772
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/01/27
2
500,000 492,813
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.15% 03/09/27
2
1,113,487 1,109,211
12,750,482

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary — 0 .01%
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 02/05/23
2
$ 300,682 $ 299,930
Electric — 0 .02%
Homer City Generation LP,
Term Loan B, 1st Lien
(LIBOR plus 11.00%)
15.00% 04/05/23
2,5,6
518,396 373,245
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/31/25
2
230,971 230,489
1.90% 12/31/25
2
55,852 55,736
659,470
Entertainment — 0 .12%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.77% 02/28/25
2
4,520,996 3,092,633
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
2
1,000,000 1,197,500
4,290,133
Finance — 0 .18%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
175,812 174,879
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.00% 10/06/23
2
5,956,840 5,959,312
6,134,191
Food — 0 .11%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
1,039,474 1,035,659
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.90% 07/20/25
2
2,817,775 2,771,986
3,807,645
Health Care — 0 .49%
ADMI Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/15/27
2
1,500,000 1,504,125
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 03/18/24
2
$ 3,866,037 $ 3,778,239
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
465,207 463,842
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 08/01/27
2
3,799,022 3,770,928
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44% 07/02/25
2
1,326,546 1,323,236
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
2
247,500 245,760
Pathway Vet Alliance LLC,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/31/27
2
48,734 48,789
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/31/27
2
599,633 600,307
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.15% 06/26/26
2
1,678,750 1,673,370
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.15% 06/02/25
2
3,716,303 3,707,607
17,116,203
Industrials — 0 .43%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.15% 07/01/26
2
1,479,975 1,475,172
Charter NEX U.S., Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 12/01/27
2
2,350,000 2,364,981
Curie Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
4.40% 11/04/26
2
598,492 599,989
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27

1,741,250 1,554,066

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Mirion Technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.27% 03/06/26
2
$ 971,797 $ 972,253
Proampac PG Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.00% 11/02/25
2
3,250,000 3,246,961
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.40% 05/30/25
2
495,000 486,313
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
4,348,763 4,257,439
14,957,174
Information Technology — 0 .14%
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.27% 11/04/22
2
469,355 469,209
Ciox Health,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.00% 12/16/25
2
950,000 948,813
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/07/24
2
675,505 673,225
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.00% 06/11/25
2
978,712 974,024
Navicure, Inc.,
Term Loan B
(LIBOR plus 4.00%)
4.15% 10/22/26
2
972,550 972,555
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
405,321 401,142
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
313,628 310,395
4,749,363
Real Estate Investment Trust (REIT) — 0 .07%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/11/25
2
2,227,875 2,208,281
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) (continued)
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/20/24
2
$ 250,000 $ 246,468
2,454,749
Retail — 0 .02%
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.90% 11/19/26
2,3
712,104 703,427
Services — 0 .02%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.00% 12/22/25
2
791,762 793,904
Total Bank Loans
(Cost $69,155,908) 69,297,607
CORPORATES — 26 .56% *
Banking — 1 .96%
Banco Nacional de Comercio Exterior SNC/Cayman Islands
(Mexico)
3.80% 08/11/26
1,3,4
2,000,000 2,016,875
Bank of America Corp.
(MTN)
1.32% 06/19/26
4
980,000 1,000,900
2.88% 10/22/30
4
2,000,000 2,197,938
4.08% 03/20/51
4
2,475,000 3,127,583
Comerica, Inc.
5.63% 10/01/69
4
2,145,000 2,380,950
Global Bank Corp.
(Panama)
5.25% 04/16/29
1,3,4
600,000 660,094
Global Bank Corp.,
Series REGS
(Panama)
5.25% 04/16/29
3,4
1,000,000 1,100,156
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,4
8,130,000 8,335,577
JPMorgan Chase & Co.
2.18% 06/01/28
4
5,000,000 5,313,751
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,4
8,725,000 9,627,158
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,4
3,000,000 3,156,597
4.80% 11/15/24
3,4
2,915,000 3,243,389
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
3,415,000 3,772,489
Wells Fargo & Co.
3.07% 04/30/41
4
4,000,000 4,357,623

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
$ 3,665,000 $ 3,905,327
2.88% 10/30/30
4
2,653,000 2,897,199
5.01% 04/04/51
4
7,465,000 10,628,097
67,721,703
Communications — 3 .99%
AT&T, Inc.
3.30% 02/01/52 2,370,000 2,354,349
3.80% 12/01/57
1
10,771,000 11,291,356
4.30% 12/15/42 2,300,000 2,693,921
4.50% 05/15/35 2,150,000 2,605,189
4.75% 05/15/46 1,875,000 2,316,452
5.25% 03/01/37 6,985,000 9,060,953
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
1,200,000 1,299,144
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 05/01/32
1
1,615,000 1,726,040
5.38% 06/01/29
1
3,104,000 3,406,299
CenturyLink, Inc.
4.00% 02/15/27
1
1,036,000 1,067,964
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38% 05/01/47 1,550,000 1,945,940
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
4,485,000 3,654,841
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
7,892,000 5,642,780
9.75% 07/15/25
1,3,7,8
3,820,000 2,760,377
Koninklijke KPN NV
(Netherlands)
8.38% 10/01/30
3
45,000 63,932
Level 3 Financing, Inc.
4.63% 09/15/27
1
3,113,000 3,256,914
5.25% 03/15/26 120,000 124,061
Qwest Corp.
6.75% 12/01/21 2,235,000 2,339,608
7.25% 09/15/25 955,000 1,129,288
Scripps Escrow II, Inc.
5.38% 01/15/31
1
1,550,000 1,618,781
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
8,494,000 9,323,590
Sprint Corp.
7.88% 09/15/23 3,296,000 3,820,229
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
3,200,625 3,232,631
4.74% 03/20/25
1
11,350,000 12,328,540
5.15% 03/20/28
1
1,700,000 1,972,000
Time Warner Cable LLC
5.50% 09/01/41 2,972,000 3,831,179
5.88% 11/15/40 965,000 1,294,982
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
T-Mobile USA, Inc.
2.55% 02/15/31
1
$ 115,000 $ 120,902
3.88% 04/15/30
1
2,000,000 2,318,900
4.38% 04/15/40
1
4,000,000 4,885,480
4.50% 02/01/26 200,000 204,842
6.00% 03/01/23 1,264,000 1,267,160
6.00% 04/15/24 7,068,000 7,163,488
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
1,200,000 1,260,548
5.50% 08/15/26
1,3
983,000 1,022,934
5.50% 05/15/29
1,3
3,379,000 3,667,364
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
1,460,000 1,812,978
4.88% 06/19/49
3
1,328,000 1,777,794
5.25% 05/30/48
3
4,682,000 6,532,576
Walt Disney Co. (The)
2.65% 01/13/31 7,525,000 8,259,776
3.60% 01/13/51 1,300,000 1,576,684
138,032,766
Consumer Discretionary — 0 .87%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
4.90% 02/01/46 7,420,000 9,677,881
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
1,180,000 1,401,559
5.15% 05/15/38
1,3
1,500,000 1,923,246
BAT Capital Corp.
2.73% 03/25/31 915,000 948,479
4.54% 08/15/47 500,000 556,105
Reynolds American, Inc.
5.85% 08/15/45 12,245,000 15,655,654
30,162,924
Electric — 1 .29%
Alabama Power Capital Trust V
3.34% 10/01/42
4
1,300,000 1,274,000
Cleco Power LLC
6.00% 12/01/40 1,380,000 1,881,123
Consolidated Edison Co. of New York, Inc.
4.45% 03/15/44 1,000,000 1,258,960
Dominion Energy, Inc.
5.75% 10/01/54
4
2,515,000 2,810,028
Duke Energy Carolinas LLC
3.70% 12/01/47 1,810,000 2,189,589
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
2,700,000 2,816,209
Eskom Holdings SOC Ltd.,
Series REGS
(South Africa)
7.13% 02/11/25

800,000 821,040

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
FirstEnergy Corp.,
Series C
3.40% 03/01/50 $ 6,898,000 $ 6,643,221
Metropolitan Edison Co.
4.00% 04/15/25
1
2,625,000 2,851,925
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
900,000 949,140
Perusahaan Listrik Negara PT,
Series REGS (EMTN)
(Indonesia)
6.15% 05/21/48
3
1,000,000 1,318,594
PNM Resources, Inc.
3.25% 03/09/21 1,073,000 1,077,258
Public Service Co. of New Mexico
3.85% 08/01/25 5,565,000 6,134,265
5.35% 10/01/21 45,000 46,095
Public Service Electric & Gas Co.,
Series CC
9.25% 06/01/21 6,935,000 7,177,851
Southwestern Electric Power Co.
3.55% 02/15/22 2,625,000 2,696,040
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,585,311
44,530,649
Energy — 3 .95%
Antero Resources Corp.
5.00% 03/01/25 7,357,000 7,002,944
5.13% 12/01/22 50,000 49,950
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
1,700,000 1,778,132
Cheniere Energy Partners LP
5.25% 10/01/25 285,000 292,766
Enbridge Energy Partners LP
5.88% 10/15/25 2,190,000 2,671,455
Energy Transfer Operating LP
3.75% 05/15/30 1,600,000 1,712,485
4.95% 06/15/28 2,000,000 2,306,646
5.00% 05/15/50 2,065,000 2,251,990
5.15% 03/15/45 3,826,000 4,100,344
5.50% 06/01/27 1,448,000 1,706,562
6.13% 12/15/45 500,000 592,404
Energy Transfer Operating LP,
Series B
6.63% 02/15/69
4
2,685,000 2,278,894
EQT Corp.
3.90% 10/01/27 2,608,000 2,595,808
Exxon Mobil Corp.
4.11% 03/01/46 2,000,000 2,471,543
4.33% 03/19/50 5,235,000 6,878,749
Hess Corp.
4.30% 04/01/27 2,265,000 2,511,319
7.88% 10/01/29 1,855,000 2,442,803
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
5.75% 04/19/47
3
$ 3,443,000 $ 4,626,617
Kinder Morgan Energy Partners LP
5.00% 08/15/42 1,090,000 1,282,939
5.80% 03/15/35 210,000 264,261
Kinder Morgan, Inc.
5.30% 12/01/34 875,000 1,079,410
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
4,579,000 4,910,867
Petrobras Global Finance BV
(Netherlands)
5.09% 01/15/30
3
3,863,000 4,329,264
Petroleos del Peru SA,
Series REGS
(Peru)
4.75% 06/19/32
3
2,088,000 2,416,860
Petroleos Mexicanos
(Mexico)
1.70% 12/20/22
3
30,000 30,382
5.95% 01/28/31
3
920,000 915,400
6.63% 06/15/35
3
6,120,000 6,068,317
6.75% 09/21/47
3
3,815,000 3,582,685
6.95% 01/28/60
3
1,595,000 1,503,128
7.69% 01/23/50
3
743,000 750,430
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 2,000,000 2,152,674
4.50% 12/15/26 3,755,000 4,214,738
4.65% 10/15/25 695,000 778,886
Rockies Express Pipeline LLC
4.80% 05/15/30
1
2,000,000 2,057,580
4.95% 07/15/29
1
1,000,000 1,041,096
6.88% 04/15/40
1
3,175,000 3,487,833
Ruby Pipeline LLC
7.75% 04/01/22
1
4,307,197 4,242,589
Saudi Arabian Oil Co.,
Series REGS (EMTN)
(Saudi Arabia)
4.25% 04/16/39
3
901,000 1,054,801
Shell International Finance BV
(Netherlands)
4.00% 05/10/46
3
850,000 1,066,455
Southern Co. Gas Capital Corp.
3.25% 06/15/26 2,935,000 3,298,245
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
3,426,000 4,156,183
Sunoco Logistics Partners Operations LP
5.40% 10/01/47 3,776,000 4,227,555
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29
1
6,000,000 6,247,500

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
6.88% 01/15/29 $ 1,422,000 $ 1,603,885
TC PipeLines LP
4.38% 03/13/25 2,490,000 2,808,384
4.65% 06/15/21 2,300,000 2,316,525
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 2,907,000 2,936,070
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
1,265,940 1,206,586
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
4,148,000 3,785,050
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
666,600 629,104
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 1,984,000 2,077,000
6.88% 09/01/27 3,198,000 3,419,526
Williams Cos., Inc. (The)
6.30% 04/15/40 1,750,000 2,319,849
136,533,468
Entertainment — 0 .06%
Live Nation Entertainment, Inc.
4.75% 10/15/27
1
2,000,000 2,052,970
Finance — 3 .45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.65% 07/21/27
3
1,225,000 1,331,927
3.88% 01/23/28
3
1,090,000 1,171,468
3.95% 02/01/22
3
1,500,000 1,542,852
4.45% 12/16/21
3
1,750,000 1,802,521
Air Lease Corp.
2.25% 01/15/23 2,000,000 2,054,866
3.50% 01/15/22 2,000,000 2,058,533
3.88% 07/03/23 2,862,000 3,057,458
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
1,3
4,555,000 4,649,196
3.95% 07/01/24
1,3
1,035,000 1,093,730
5.13% 10/01/23
1,3
2,603,000 2,788,115
Citigroup, Inc.
2.57% 06/03/31
4
4,725,000 5,040,413
4.41% 03/31/31
4
6,745,000 8,185,740
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.12% 02/15/22
1,2
4,095,000 4,126,497
Ford Motor Credit Co. LLC
2.98% 08/03/22 3,015,000 3,069,119
3.20% 01/15/21 5,970,000 5,980,447
3.34% 03/18/21 2,000,000 2,007,164
3.34% 03/28/22 7,735,000 7,848,432
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
(LIBOR USD 3-Month plus 0.88%)
1.10% 10/12/21
2
$ 3,000,000 $ 2,964,585
(LIBOR USD 3-Month plus 1.08%)
1.30% 08/03/22
2
2,555,000 2,501,133
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
19,382,000 23,096,143
General Motors Financial Co., Inc.
3.15% 06/30/22 500,000 517,644
3.20% 07/06/21 1,235,000 1,248,388
3.45% 04/10/22 675,000 695,270
4.20% 03/01/21 1,000,000 1,002,940
4.20% 11/06/21 2,950,000 3,038,588
4.38% 09/25/21 11,995,000 12,320,664
Goldman Sachs Group, Inc. (The)
3.81% 04/23/29
4
2,085,000 2,394,745
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
5,000,000 5,195,593
3.77% 03/08/24
1,3,4
2,570,000 2,735,883
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
455,000 477,046
5.50% 02/15/24
1,3
3,080,000 3,361,515
119,358,615
Food — 0 .74%
Kraft Heinz Foods Co.
4.38% 06/01/46 7,720,000 8,333,814
4.88% 10/01/49
1
2,765,000 3,215,749
5.00% 06/04/42 3,015,000 3,542,301
7.13% 08/01/39
1
1,655,000 2,379,830
Post Holdings, Inc.
4.63% 04/15/30
1
1,508,000 1,588,241
5.63% 01/15/28
1
964,000 1,033,793
Smithfield Foods, Inc.
5.20% 04/01/29
1
4,690,000 5,588,921
25,682,649
Gaming — 0 .17%
Caesars Entertainment, Inc.
6.25% 07/01/25
1
3,101,000 3,306,526
Churchill Downs, Inc.
5.50% 04/01/27
1
2,396,000 2,539,334
5,845,860
Health Care — 4 .28%
AbbVie, Inc.
4.05% 11/21/39 1,550,000 1,880,004
4.25% 11/21/49 3,520,000 4,434,870
4.40% 11/06/42 5,190,000 6,517,008
4.45% 05/14/46 2,350,000 2,998,977
Amgen, Inc.
4.40% 05/01/45 1,310,000 1,663,766
Bausch Health Cos., Inc.
(Canada)
7.00% 03/15/24
1,3
3,889,000 4,004,698

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
$ 2,005,000 $ 2,294,890
4.38% 12/15/28
1
8,135,000 9,574,891
4.63% 06/25/38
1
2,775,000 3,409,907
4.88% 06/25/48
1
4,415,000 5,695,538
5.50% 08/15/25
1
2,000,000 2,352,168
Becton Dickinson and Co.
6.70% 08/01/28 2,930,000 3,794,210
Centene Corp.
3.00% 10/15/30 12,407,000 13,165,688
3.38% 02/15/30 4,284,000 4,523,027
5.38% 08/15/26
1
90,000 95,287
Cigna Corp.
3.88% 10/15/47 4,825,000 5,730,285
4.13% 11/15/25 2,380,000 2,742,999
CommonSpirit Health
2.78% 10/01/30 2,995,000 3,192,656
CVS Health Corp.
5.05% 03/25/48 5,417,000 7,331,101
5.13% 07/20/45 755,000 1,018,059
Elanco Animal Health, Inc.
5.27% 08/28/23 6,355,000 6,954,753
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
3,055,000 3,217,934
Hartford HealthCare Corp.
5.75% 04/01/44 1,525,000 1,960,077
HCA, Inc.
4.13% 06/15/29 2,400,000 2,789,074
5.00% 03/15/24 5,533,000 6,229,413
5.25% 04/15/25 2,477,000 2,894,040
5.25% 06/15/49 4,670,000 6,178,231
ModivCare, Inc.
5.88% 11/15/25
1
3,300,000 3,495,937
Molina Healthcare, Inc.
3.88% 11/15/30
1
3,128,000 3,361,884
4.38% 06/15/28
1
2,500,000 2,632,653
5.38% 11/15/22 2,317,000 2,457,468
Partners Healthcare System, Inc.,
Series 2020
3.34% 07/01/60 3,350,000 3,849,968
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
7,537,000 8,064,590
Tenet Healthcare Corp.
4.63% 09/01/24
1
2,593,000 2,695,716
4.88% 01/01/26
1
4,617,000 4,835,615
148,037,382
Industrials — 1 .13%
Amcor Finance USA, Inc.
3.63% 04/28/26 2,125,000 2,384,712
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Ireland)
4.13% 08/15/26
1,3
4,600,000 4,818,500
Ball Corp.
4.00% 11/15/23 1,000,000 1,073,650
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Clean Harbors, Inc.
4.88% 07/15/27
1
$ 3,000,000 $ 3,135,000
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
2
10,370,000 7,621,950
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 3,690,000 5,180,196
Graphic Packaging International LLC
4.75% 07/15/27
1
1,600,000 1,778,000
4.88% 11/15/22 500,000 525,507
Heathrow Funding Ltd.
(United Kingdom)
4.88% 07/15/21
1,3
700,000 714,650
PowerTeam Services LLC
9.03% 12/04/25
1
3,100,000 3,453,591
Sealed Air Corp.
4.00% 12/01/27
1
2,885,000 3,086,950
5.25% 04/01/23
1
1,000,000 1,066,145
5.50% 09/15/25
1
2,063,000 2,312,159
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
1,3
1,670,000 1,745,150
38,896,160
Information Technology — 0 .11%
Broadcom, Inc.
3.13% 10/15/22 1,500,000 1,570,408
3.63% 10/15/24 1,175,000 1,291,614
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
795,000 870,137
3,732,159
Insurance — 0 .66%
Berkshire Hathaway Finance Corp.
4.25% 01/15/49 2,480,000 3,295,702
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 200,330
Farmers Exchange Capital II
6.15% 11/01/53
1,4
2,500,000 3,200,000
Farmers Insurance Exchange
4.75% 11/01/57
1,4
3,800,000 4,192,988
8.63% 05/01/24
1
942,000 1,112,684
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,4
3,825,000 3,824,343
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
2,645,000 2,887,808
4.27% 05/15/47
1
480,000 604,669
4.38% 09/15/54
1,4
3,425,000 3,656,187
22,974,711
Materials — 0 .71%
Clearwater Paper Corp.
4.75% 08/15/28
1
3,266,000 3,395,261

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
$ 3,998,000 $ 4,375,311
3.63% 08/01/27
3
1,450,000 1,625,586
Indonesia Asahan Aluminium Persero PT
(Indonesia)
6.53% 11/15/28
1,3
5,508,000 6,940,941
International Flavors & Fragrances, Inc.
5.00% 09/26/48 3,975,000 5,364,266
Nutrition & Biosciences, Inc.
3.47% 12/01/50
1
2,695,000 2,933,039
24,634,404
Real Estate Investment Trust (REIT) — 1 .86%
American Campus Communities Operating Partnership LP
3.63% 11/15/27 2,246,000 2,471,285
3.75% 04/15/23 2,925,000 3,107,077
4.13% 07/01/24 1,475,000 1,611,377
Boston Properties LP
3.25% 01/30/31 1,560,000 1,726,048
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 4,185,000 4,475,795
3.45% 11/15/29 11,930,000 12,878,082
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 1,175,000 1,279,892
5.30% 01/15/29 2,280,000 2,642,246
5.38% 04/15/26 2,680,000 3,080,781
5.75% 06/01/28 6,241,000 7,410,345
Healthcare Realty Trust, Inc.
3.88% 05/01/25 2,190,000 2,392,256
Healthpeak Properties, Inc.
4.25% 11/15/23 121,000 132,558
Hudson Pacific Properties LP
3.95% 11/01/27 2,500,000 2,755,914
Lexington Realty Trust
2.70% 09/15/30 2,000,000 2,086,302
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
5.63% 05/01/24 625,000 680,016
Piedmont Operating Partnership LP
3.40% 06/01/23 4,520,000 4,707,893
Post Apartment Homes LP
3.38% 12/01/22 90,000 94,085
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
2
1,500,000 1,496,699
SL Green Realty Corp.
4.50% 12/01/22 3,000,000 3,157,000
Ventas Realty LP
3.25% 10/15/26 2,875,000 3,172,923
3.75% 05/01/24 875,000 955,707
4.75% 11/15/30 1,505,000 1,840,130
64,154,411
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 0 .33%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
1,3
$ 3,921,000 $ 3,936,021
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
1,935,000 2,173,247
FirstCash, Inc.
4.63% 09/01/28
1
2,288,000 2,363,790
Walgreens Boots Alliance, Inc.
3.45% 06/01/26 2,500,000 2,766,979
11,240,037
Services — 0 .80%
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
4,036,000 4,712,030
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
1,516,000 1,740,239
4.75% 02/15/25
1,3
11,600,000 13,326,660
4.75% 08/01/28
3
1,750,000 2,158,459
Waste Pro USA, Inc.
5.50% 02/15/26
1
5,578,000 5,719,709
27,657,097
Transportation — 0 .20%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10% 04/02/21 247,384 248,128
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25% 01/31/21 21,931 21,912
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95% 01/15/23 1,084,022 1,034,317
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 2,231,530 2,204,967
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71% 04/02/21 78,914 79,417
Continental Airlines Pass-Through Trust,
Series 2001-1, Class A1
6.70% 06/15/21 14,263 14,406
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 1,686,023 1,707,089
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72% 01/02/23 749,566 774,811
U.S. Airways Pass-Through Trust,
Series 2001-1G, Class G
7.08% 03/20/21 210,274 211,086
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 657,369 626,710

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 $ 64,813 $ 64,207
6,987,050
Total Corporates
(Cost $846,796,456) 918,235,015
FOREIGN GOVERNMENT OBLIGATIONS — 2 .76%
Foreign Government Obligations — 2 .76%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
3,798,000 4,107,214
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
700,000 751,187
2.55% 01/27/32
3
2,000,000 2,155,000
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
2,903,000 3,053,085
3.88% 04/25/27
3
1,562,000 1,741,318
4.50% 01/28/26
3
3,900,000 4,435,031
5.20% 05/15/49
3
916,000 1,166,613
Corp. Financiera de Desarrollo SA,
Series REGS
(Peru)
4.75% 07/15/25
3
1,066,000 1,207,911
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
1,442,000 1,575,385
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
1,300,000 1,445,080
6.00% 07/19/28
3
3,271,000 3,931,742
Egypt Government International Bond
(Egypt)
5.58% 02/21/23
1,3
1,200,000 1,270,027
7.60% 03/01/29
1,3
700,000 807,100
Fondo MIVIVIENDA SA,
Series REGS
(Peru)
3.50% 01/31/23
3
650,000 683,313
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
1,000,000 1,081,700
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
11,693,000 12,046,713
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
1,500,000 1,550,625
3.16% 01/23/30
3
3,931,000 4,365,376
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Paraguay Government International Bond,
Series REGS
(Paraguay)
4.63% 01/25/23
3
$ 950,000 $ 1,023,910
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
4,360,000 4,838,292
4.13% 08/25/27
3
2,072,000 2,439,407
Qatar Government International Bond,
Series REGS
(Qatar)
4.50% 04/23/28
3
6,373,000 7,729,174
4.63% 06/02/46
3
1,953,000 2,597,490
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
2,107,000 2,201,141
4.85% 09/30/29
3
3,155,000 3,355,638
Russian Foreign Bond - Eurobond,
Series REGS
(Russia)
4.25% 06/23/27
3
1,000,000 1,144,500
4.38% 03/21/29
3
6,000,000 7,003,800
Saudi Government International Bond
(Saudi Arabia)
2.75% 02/03/32
1,3
500,000 529,375
3.75% 01/21/55
1,3
903,000 988,785
4.00% 04/17/25
1,3
2,300,000 2,572,723
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/22/30
3
1,400,000 1,547,000
3.63% 03/04/28
3
3,300,000 3,708,540
4.50% 10/26/46
3
1,308,000 1,588,174
Turkey Government International Bond
(Turkey)
5.13% 03/25/22
3
2,250,000 2,311,211
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
1,988,717 2,445,811
Total Foreign Government Obligations
(Cost $89,586,473) 95,399,391
MORTGAGE-BACKED — 47 .69% **
Non-Agency Commercial Mortgage-Backed — 5 .03%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
16,596,614 17,704,324
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
7,985,000 9,374,492
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class A
2.63% 01/15/32
1
5,000,000 5,240,532
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.47% 01/15/32
1,4
98,610,000 2,506,134

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2020-C6, Class F5TB
3.69% 02/15/53
1,4
$ 4,325,000 $ 4,413,133
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
0.79% 08/25/34
1,2
697,841 681,906
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 7,777,682
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
10,760,000 12,630,639
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.39% 08/10/49
4
70,440,202 3,929,412
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
6,125,000 6,763,588
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.75% 09/10/45
1,4
36,304,622 801,359
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.34% 02/10/48
4
68,564,847 3,039,583
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.69% 10/15/45
4
42,360,196 1,027,303
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.51% 12/10/45
4
70,520,626 1,716,698
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.75% 11/10/46
4
62,171,947 1,193,863
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.32% 01/10/46
4
25,540,387 518,456
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
0.97% 04/10/47
4
107,007,077 2,856,918
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.49% 02/10/37
1,4
83,820,000 1,559,421
DBJPM Mortgage Trust,
Series 2016-SFC, Class A
2.83% 08/10/36
1
8,000,000 8,014,612
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
6,555,000 7,255,145
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.37% 06/10/28
1
700,000 700,461
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,4
40,999,000 550,270
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2012-GC6, Class XA (IO)
1.92% 01/10/45
1,4
$ 49,328,825 $ 526,748
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.04% 04/10/47
4
66,044,100 1,686,261
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
6,340,000 7,209,518
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
6,555,000 7,341,974
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94% 12/10/41
1,4
3,131,000 2,903,121
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
8,000,000 9,172,207
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)
0.40% 06/25/37
1,2
758,385 738,978
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
4,500,000 4,857,894
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.21% 02/12/40
1,4
147,585,000 2,602,957
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.45% 06/25/36
2
11,551,776 7,665,336
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.03% 04/15/48
4
73,509,977 2,411,399
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.72% 05/15/48
4
115,717,259 3,228,840
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,4
1,095,000 1,077,668
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
6,895,000 7,407,827
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
1,840,000 1,767,943
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.09% 08/15/50
4
48,817,623 1,470,284
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.62% 03/15/59
4
87,116,231 5,766,977
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.52% 12/15/45
1,4
65,035,530 1,636,242

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
14 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.79% 08/15/45
1,4
$ 42,367,255 $ 801,802
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.88% 11/15/45
1,4
36,147,434 931,830
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.72% 06/15/46
4
73,632,248 948,862
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.56% 10/15/57
4
82,569,163 1,472,076
173,882,675
Non-Agency Mortgage-Backed — 25 .86%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.71% 04/25/36
2
2,805,953 2,774,773
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.30% 08/25/36
2
302,813 297,735
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
0.53% 03/25/37
2
2,685,165 1,630,352
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
2.81% 08/25/35
4
1,964,449 1,756,010
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
2.96% 03/25/37
4
2,786,981 2,448,238
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
2.09% 01/25/36
2
3,864,146 3,779,161
Alternative Loan Trust,
Series 2006-HY12, Class A5
3.26% 08/25/36
4
3,640,471 3,831,782
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
0.55% 03/25/46
2
4,078,434 3,769,373
Asset-Backed Funding Certificates,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
0.45% 05/25/37
1,2
4,707,662 4,526,974
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(LIBOR USD 1-Month plus 1.25%)
1.40% 06/25/37
2
21,136,118 18,205,153
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
1.15% 06/25/37
2
$ 3,958,717 $ 3,645,131
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.12% 12/25/34
2
1,526,067 1,493,884
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.30%)
0.45% 01/25/36
2
4,290,683 4,193,673
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
0.39% 07/25/36
2
9,754,000 9,364,721
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 770,572 791,092
Banc of America Funding Trust,
Series 2004-B, Class 5A1
2.90% 11/20/34
4
265,875 259,944
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.56% 05/20/36
4
1,039,428 989,179
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
0.59% 07/20/36
2
455,819 459,793
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
0.73% 07/20/36
2
1,820,418 1,838,544
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
0.32% 05/27/36
1,4
17,809,232 16,620,580
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,4
1,748,400 1,765,095
Banc of America Funding Trust,
Series 2016-R1, Class B1
3.50% 03/25/40
1,4
16,181,000 15,747,668
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
2.67% 12/25/35
4
1,223,358 1,169,548
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
0.33% 03/25/37
2
3,862,742 3,761,028
BCAP LLC Trust,
Series 2014-RR2, Class 6A1
(LIBOR USD 1-Month plus 0.24%)
0.58% 10/26/36
1,2
3,959,126 3,953,524
BCAP LLC Trust,
Series 2014-RR3, Class 4A1
0.45% 03/26/36
1,4
3,498,923 3,335,349

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 15
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.75%)
0.90% 01/25/35
2
$ 10,542,520 $ 10,430,855
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
3.13% 04/25/35
4
1,446,132 1,448,712
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
0.69% 10/25/35
2
7,646,973 7,198,779
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 2.30%)
2.41% 10/25/35
2
1,647,021 1,650,466
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
4
445,557 457,213
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 45,806 48,080
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
0.35% 09/25/47
2
7,067,607 6,643,042
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(LIBOR USD 1-Month plus 0.21%)
0.36% 06/25/37
2
5,527,485 5,058,918
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
1.12% 05/25/35
2
2,299,038 2,306,632
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.35%)
0.50% 02/25/36
2
3,620,000 3,553,023
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
2.68% 02/25/37
4
788,616 800,151
CIM Trust,
Series 2016-3, Class A1
(LIBOR USD 1-Month plus 2.50%)
2.65% 02/25/56
1,2
7,399,010 7,413,573
CIM Trust,
Series 2017-6, Class A1
3.02% 06/25/57
1,4
10,843,839 10,873,752
CIM Trust,
Series 2018-R4, Class A1
4.07% 12/26/57
1,4
9,623,875 9,680,772
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
8,841,616 9,020,067
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
$ 12,132,187 $ 12,135,717
CIM Trust,
Series 2020-NR1, Class A (STEP-reset date 02/25/21)
3.45% 06/26/62
1
17,173,399 17,173,399
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
15,704,907 13,618,307
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
12,016,806 11,882,542
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
8,511,640 8,618,574
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
14,706,695 14,872,881
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.91% 06/25/36
4
177,687 169,334
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
0.41% 11/25/35
2
53,967 44,603
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.41%)
0.55% 08/25/36
2
7,169,261 7,175,095
Conseco Finance Corp.,
Series 1998-6, Class A8
6.66% 06/01/30
4
5,202 5,261
Countrywide Asset-Backed Certificates Trust,
Series 2004-15, Class MV4
(LIBOR USD 1-Month plus 1.27%)
1.42% 04/25/35
2
307,917 308,541
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
0.73% 04/25/35
2
3,812,947 3,620,691
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.75% 05/25/35
2
88,603 74,224
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
2.50% 11/25/33
4
477,828 478,319
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-11, Class 1A1
6.50% 12/25/35 639,724 471,979
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
2.04% 06/25/34
4
61,197 60,756

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
16 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 $ 41,209 $ 32,475
Credit Suisse Mortgage Capital Trust,
Series 2019-RPL2, Class A1A
4.34% 11/25/58
1
12,284,557 12,156,841
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.50% 02/25/60
1
13,670,156 13,755,589
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB1, Class AF4 (STEP-reset date 02/25/21)
3.09% 01/25/36 4,462,309 4,104,425
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 02/25/21)
3.18% 12/25/36 782,224 778,842
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.11%)
0.26% 11/25/36
2
8,867,641 5,419,896
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 02/25/21)
3.34% 01/25/37 2,832,479 1,242,477
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
0.24% 04/25/37
2
2,485,558 2,409,994
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.21% 04/25/37
2
1,626,360 1,220,147
Credit-Based Asset Servicing and Securitization LLC, Mortgage
Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 02/25/21)
3.83% 02/25/37 5,439,959 4,500,242
Credit-Based Asset Servicing and Securitization LLC, Mortgage
Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/21)
3.83% 02/25/37 1,302,009 1,076,969
Credit-Based Asset Servicing and Securitization LLC, Mortgage
Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 02/25/21)
3.51% 03/25/37 6,245,547 3,278,334
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
0.87% 01/19/45
2
826,670 714,778
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.29%)
0.44% 10/19/45
2
4,422,665 4,197,069
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.35% 10/19/36
2
6,712,443 5,828,367
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
0.29% 03/19/37
2
$ 1,702,511 $ 1,572,165
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.31% 10/25/36
2
16,789,653 13,485,314
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
0.36% 12/25/37
2
1,028,914 943,311
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
0.71% 03/25/36
2
10,909,456 10,565,951
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.50%)
0.65% 06/25/36
2
8,650,000 6,728,145
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.37% 01/25/38
2
5,013,743 3,547,483
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.25% 03/25/37
2
649,304 402,832
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.44% 09/25/34
4
300,623 294,861
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
2.44% 09/25/34
4
462,265 453,404
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
2.49% 12/25/35
4
1,187,860 1,120,202
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
2.59% 02/25/36
4
1,739,968 1,448,016
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA2, Class 2A1
2.65% 04/25/35
4
2,254,873 2,351,600
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
2.26% 05/25/35
4
1,936,992 1,868,391
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
2.54% 09/25/35
4
2,464,355 2,372,649
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
2.45% 10/25/35
4
2,474,348 1,884,591
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
2.31% 11/25/35

1,635,305 1,484,232

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 17
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
2.54% 03/25/36
4
$ 2,079,822 $ 1,717,851
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7, Class A1
2.52% 01/25/37
4
3,066,361 2,759,462
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
2.76% 09/25/35
4
2,916,360 2,582,049
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
2.90% 10/25/35
4
87,512 86,443
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
2.68% 11/25/35
4
946,883 834,275
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
3.45% 08/25/37
4
88,744 58,057
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
3.15% 09/19/35
4
1,544,100 1,216,200
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
3.57% 09/19/35
4
1,638,708 1,528,513
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.59% 04/19/36
4
3,915,547 3,436,655
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.35% 03/25/47
2
13,491,817 12,497,929
GSAMP Trust,
Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.65%)
0.79% 11/25/35
2
1,980,704 1,981,472
GSAMP Trust,
Series 2007-FM2, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 01/25/37
2
21,964,477 16,048,088
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
5.35% 09/25/35
2,5,6
18,003 887
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
3.44% 07/25/35
4
808,276 743,379
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
3.14% 04/25/36
4
216,936 182,550
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
2.98% 05/25/37
4
897,459 814,527
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
0.77% 11/19/35
2
2,767,150 2,485,822
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
0.57% 09/19/46
2
$ 11,611,474 $ 10,965,877
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
0.35% 08/19/37
2
13,979,602 12,641,960
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.70%)
0.85% 03/25/36
2
5,117,832 5,005,711
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.78% 11/25/35
2
4,006,726 3,985,627
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(LIBOR USD 1-Month plus 0.26%)
0.41% 12/25/36
2
31,580,990 16,754,359
Impac CMB Trust,
Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
0.67% 04/25/35
2
3,473,821 3,408,720
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.56%)
0.71% 07/25/35
2
11,591,966 9,099,100
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.01% 10/25/35
4
2,281,125 2,000,777
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
0.42% 10/25/36
2
6,512,512 3,782,045
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(LIBOR USD 1-Month plus 0.50%)
0.65% 05/25/46
2
11,242,615 11,156,288
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
3.31% 05/25/36
4
387,310 347,785
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.29% 06/25/36
4
3,390,709 3,513,177
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 40,896 42,430
JPMorgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
0.42% 05/25/36
2
4,449,317 4,434,815

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
18 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.44% 07/25/36
2
$ 12,400,000 $ 12,235,219
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(LIBOR USD 1-Month plus 0.15%)
0.30% 12/25/36
2
10,759,270 7,071,822
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
0.47% 11/25/36
2
14,417,000 14,456,900
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
3.13% 08/25/35
4
30,837 28,375
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
3.51% 05/25/36
4
26,615 24,282
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 91,316 91,010
JPMorgan Mortgage Trust,
Series 2007-S1, Class 1A2
5.50% 03/25/22 23,567 22,332
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
1.90% 01/28/70
1,2
9,555,434 9,476,568
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1 (STEP-reset date 01/25/21)
3.44% 05/25/59
1
12,644,899 12,623,738
Legacy Mortgage Asset Trust,
Series 2020-GS2, Class A1 (STEP-reset date 01/25/21)
2.75% 03/25/60
1
16,403,600 16,500,355
Lehman XS Trust,
Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
0.95% 10/25/35
2
42,596 42,632
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
0.45% 11/25/35
2
3,061,649 3,031,054
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(LIBOR USD 1-Month plus 0.42%)
0.57% 06/25/46
2
5,717,050 5,410,744
Lehman XS Trust,
Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 0.85%)
1.00% 10/25/37
2
5,862,300 5,467,660
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
2.26% 11/25/33
4
164,074 162,383
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
4.25% 10/25/34
4
376,401 380,624
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
3.12% 04/25/34
4
$ 42,987 $ 43,822
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.30% 03/25/47
2
3,998,365 3,729,129
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.43% 05/25/37
2
3,150,000 2,471,335
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.48% 04/25/37
2,5,6
883,581 74,150
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(LIBOR USD 1-Month plus 0.21%)
0.36% 04/25/37
2
11,662,622 10,950,853
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
0.40% 07/25/37
2
1,103,352 694,807
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
0.40% 04/25/37
2
20,952,389 11,952,929
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
2.57% 10/25/33
4
138,388 138,349
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 2.40%)
2.51% 08/25/36
2
1,201,089 1,145,729
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 41,962 47,541
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.58%)
0.73% 02/25/36
2
2,190,826 2,163,375
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(LIBOR USD 1-Month plus 0.52%)
0.67% 04/25/36
2
15,600,423 13,134,066
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.45% 09/25/34
4
303,067 300,279
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 98,033 94,555

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 19
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Resecuritization Trust,
Series 2014-R9, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus
0.84%)
1.58% 11/26/46
1,2
$ 1,095,639 $ 1,076,436
MortgageIT Trust,
Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
1.80% 05/25/35
2
1,308,436 1,387,070
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.48% 02/25/36
2
1,800,175 1,698,018
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.63% 02/25/36
2
458,289 452,985
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
3.42% 08/25/35
4
2,723,912 2,690,952
Nomura Resecuritization Trust,
Series 2011-2RA, Class 1A2
3.23% 12/26/46
1,4
872,912 878,187
Nomura Resecuritization Trust,
Series 2016-2R, Class 1A1
0.30% 09/26/36
1,4
3,175,612 3,120,575
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 02/25/21)
3.00% 07/25/59
1
13,486,741 13,352,098
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
10,515,235 4,763,088
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.72%)
0.87% 07/25/35
2
11,301,000 11,275,678
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.18%)
0.33% 04/25/37
2
15,886,882 11,070,756
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(LIBOR USD 1-Month plus 0.17%)
0.32% 05/25/37
2
23,019,519 15,083,894
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.42%)
0.57% 01/25/37
2
7,598,654 7,015,225
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
0.46% 06/25/47
2
5,152,000 4,706,744
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 92,278 94,335
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
4.10% 12/25/35
4
$ 1,802,897 $ 1,637,320
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.55% 04/25/35
4
27,663 24,432
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
3.49% 07/25/35
4
821,902 788,552
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
3.66% 07/25/35
4
753,174 559,702
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 22,250 22,250
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 553,290 533,963
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.18% 01/25/37
4,5,6
2,299,728 14,481
Residential Asset Securities Corp.,
Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.90%)
1.05% 10/25/35
2
4,552,554 4,559,762
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 5,287,597 2,817,930
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
3.85% 04/25/37
4
271,301 176,542
Saxon Asset Securities Trust,
Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.81% 11/25/37
2
3,816,728 3,821,021
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.39% 05/25/47
2
16,764,848 14,073,061
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
0.38% 02/25/37
2
1,195,434 661,658
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
0.35% 05/25/37
2
2,427,459 1,678,893
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.30% 12/25/36
2
6,885,946 4,750,254
Soundview Home Loan Trust,
Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.48% 12/25/36
2
7,874,510 7,859,862

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
20 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
0.41% 02/25/37
2
$ 1,083,210 $ 423,709
Stanwich Mortgage Loan Co.,
Series 2019-RPL1, Class A (STEP-reset date 01/16/21)
3.72% 02/15/49
1
12,449,488 12,494,361
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.79% 09/25/34
4
790,582 790,243
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
2.81% 03/25/34
4
1,268,463 1,256,563
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
2.74% 06/25/35
4
1,195,078 1,178,591
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 2A
2.58% 11/25/35
4
1,071,417 931,646
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
3.02% 04/25/35
4
2,893,053 2,859,829
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.47% 12/25/36
2
1,735,543 1,660,745
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
0.95% 07/25/34
2
12,435,051 11,401,990
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
2.88% 05/25/36
4
484,335 297,518
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.42%)
0.57% 05/25/36
2
338,551 290,639
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
0.27% 08/25/36
2
12,263,227 11,216,984
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
2.11% 08/25/47
2
12,290,173 11,771,040
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
1.65% 02/25/35
2
117,075 117,765
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
1.90% 03/25/35
2
1,398,962 1,387,209
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 3A3
2.85% 11/25/33
4
$ 43,195 $ 43,407
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
3.00% 10/25/37
4
1,599,110 1,477,070
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 2A1
2.95% 01/25/37
4
533,374 539,250
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
2.97% 01/25/37
4
263,324 264,825
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
0.26% 01/25/37
2
6,382,777 4,039,598
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
0.37% 02/25/37
2
28,401,125 12,701,236
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
0.87% 11/25/34
2
160,669 158,316
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.90% 01/25/35
4
523,405 535,489
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
0.57% 05/25/44
2
60,229 60,294
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.92% 10/25/35
4
1,217,472 1,231,395
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.12% 12/25/35
4
27,782 27,720
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
2.75% 12/25/35
4
1,389,981 1,378,008
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.81% 01/25/45
2
741,419 726,027
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.79% 07/25/45
2
687,923 678,372
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.61% 02/25/46
2
4,936,861 4,849,516

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 21
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
1.68% 05/25/46
2
$ 2,076,432 $ 2,040,339
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
1.59% 07/25/46
2
5,223,495 4,838,431
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.22% 03/25/37
4
2,120,710 1,896,820
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
1.36% 06/25/47
2
1,716,180 1,609,070
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.39% 01/25/47
2
6,031,602 5,975,597
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 2,155,942 2,128,476
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
0.47% 03/25/37
2
4,690,000 4,202,645
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
2.77% 10/25/36
4
555,776 523,558
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
4.01% 04/25/36
4
135,222 131,732
893,803,348
U.S. Agency Commercial Mortgage-Backed — 5 .74%
Fannie Mae-Aces,
Series 2011-M5, Class X (IO)
1.07% 07/25/21
4
19,359,908 71,546
Fannie Mae-Aces,
Series 2012-M4, Class X1 (IO)
0.43% 04/25/22
4
26,318,483 54,429
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.75% 07/25/39
4
28,878,579 1,084,311
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
4
44,111,723 494,795
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.66% 01/25/39
4
46,396,249 2,705,815
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
4
117,375,779 5,174,634
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
4
$ 14,520,699 $ 1,649,329
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K015, Class X3 (IO)
2.81% 08/25/39
4
32,027,257 492,562
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K021, Class X3 (IO)
1.97% 07/25/40
4
26,660,903 756,819
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K022, Class X3 (IO)
1.81% 08/25/40
4
37,280,187 1,024,307
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K031, Class X1 (IO)
0.20% 04/25/23
4
369,548,703 1,688,671
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K043, Class X3 (IO)
1.63% 02/25/43
4
58,000,000 3,379,532
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K051, Class X3 (IO)
1.61% 10/25/43
4
44,865,280 3,199,184
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K054, Class X1 (IO)
1.17% 01/25/26
4
54,201,220 2,849,916
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K055, Class X3 (IO)
1.64% 04/25/44
4
32,000,000 2,426,022
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K056, Class X1 (IO)
1.26% 05/25/26
4
60,347,810 3,521,506
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K057, Class X1 (IO)
1.18% 07/25/26
4
124,590,217 6,981,513
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K719, Class X1 (IO)
0.70% 06/25/22
4
29,060,798 106,512
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K726, Class X1 (IO)
0.88% 04/25/24
4
133,961,705 3,083,243
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC01, Class X1 (IO)
0.65% 12/25/22
4
43,691,866 272,624
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
4
88,971,100 4,993,450
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC07, Class X1 (IO)
0.73% 09/25/26
4
84,996,146 2,542,600
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF31, Class A
(LIBOR USD 1-Month plus 0.37%)
0.52% 04/25/24
2
5,607,509 5,622,095
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF51, Class A
(LIBOR USD 1-Month plus 0.40%)
0.55% 08/25/25
2
5,091,386 5,116,458

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
22 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF75, Class AL
(LIBOR USD 1-Month plus 0.51%)
0.66% 12/25/29
2
$ 7,000,000 $ 7,089,405
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF80, Class AL
(LIBOR USD 1-Month plus 0.44%)
0.59% 06/25/30
2
4,975,000 5,025,614
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF84, Class AL
(LIBOR USD 1-Month plus 0.30%)
0.45% 07/25/30
2
15,750,825 15,774,223
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF85, Class AL
(LIBOR USD 1-Month plus 0.30%)
0.45% 08/25/30
2
12,000,000 12,020,190
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF86, Class AL
(LIBOR USD 1-Month plus 0.29%)
0.44% 08/25/27
2
14,964,895 15,058,210
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF87, Class AL
(LIBOR USD 1-Month plus 0.35%)
0.50% 08/25/30
2
14,000,000 14,119,325
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF88, Class AL
(LIBOR USD 1-Month plus 0.33%)
0.48% 09/25/30
2
24,823,000 25,029,540
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KIR1, Class X (IO)
1.06% 03/25/26
4
118,316,961 5,573,510
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KL05, Class X1HG (IO)
1.22% 12/25/27
4
49,531,000 3,092,166
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS05, Class X (IO)
0.76% 01/25/23
4
156,427,641 2,261,381
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS06, Class X (IO)
1.06% 08/25/26
4
67,755,839 2,924,667
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS07, Class X (IO)
0.65% 09/25/25
4
104,078,913 2,819,365
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KS11, Class XFX (IO)
1.60% 06/25/29
4
25,850,000 2,699,050
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.15% 08/16/51
4
10,558,471 20,943
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.17% 02/16/53
4
44,776,593 384,461
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.43% 06/16/52
4
71,477,754 763,422
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.33% 05/16/55
4
$ 29,277,768 $ 441,077
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.89% 11/16/54
4
18,494,087 816,016
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 8,447,502
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A
5.37% 05/03/32
1
5,440,000 6,372,208
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,4
10,000,000 8,377,805
198,401,953
U.S. Agency Mortgage-Backed — 11 .06%
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
24.02% 03/25/36
2
17,243 28,337
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.45% 03/25/36
2
862,248 177,661
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.90% 06/25/37
2
37,134 4,905
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
5.72% 08/25/37
2
74,144 14,786
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
6.30% 04/25/37
2
915,398 193,933
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
6.85% 03/25/38
2
46,930 8,267
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.05% 07/25/38
2
119,957 21,035
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.45% 10/25/40
2
48,968 8,053
Fannie Mae REMICS,
Series 2012-56, Class FK
(LIBOR USD 1-Month plus 0.45%)
0.60% 06/25/42
2
3,943,717 3,970,513

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 23
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
1.25% 10/25/42
2
$ 214,432 $ 215,484
Fannie Mae REMICS,
Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
1.14% 07/25/43
2
13,303,415 13,224,079
Fannie Mae REMICS,
Series 2019-33, Class FN
(LIBOR USD 1-Month plus 0.40%)
0.55% 07/25/49
2
6,749,604 6,807,352
Freddie Mac REMICS,
Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
1.16% 11/15/33
2
64,586 66,179
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.76% 10/15/33
2
224,350 227,594
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
41.80% 07/15/37
2
12,989 28,865
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.89% Cap)
5.74% 01/15/38
2
58,773 13,582
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
5.74% 04/15/38
2
42,082 7,448
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
9
17,831 16,981
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
6.45% 04/15/42
2
119,784 24,643
Freddie Mac REMICS,
Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
1.14% 09/15/44
2
1,811,727 1,821,019
Freddie Mac REMICS,
Series 4919, Class FP
(LIBOR USD 1-Month plus 0.45%)
0.60% 09/25/49
2
7,032,283 7,089,761
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
9
5,439,926 5,177,014
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 94,169 19,585
Ginnie Mae,
Series 2011-69, Class GI (IO)
5.00% 05/16/40 34,565 606
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
$ 580,523 $ 7,574
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62% 07/20/35
2
734,887 10,947
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.05% 09/16/43
2
2,307,102 487,331
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 585,780 86,901
Ginnie Mae,
Series 2019-86, Class FE
(LIBOR USD 1-Month plus 0.40%)
0.55% 07/20/49
2
7,275,975 7,328,603
Ginnie Mae,
Series 2020-133, Class FA
0.54% 02/20/49
4
4,613,568 4,621,403
UMBS (TBA)
2.00% 01/01/51 121,800,000 126,576,844
2.00% 02/01/51 75,525,000 78,366,035
2.50% 01/01/51 55,100,000 58,087,452
2.50% 02/01/51 64,275,000 67,651,951
382,392,723
Total Mortgage-Backed
(Cost $1,712,217,272) 1,648,480,699
MUNICIPAL BONDS — 1 .86% *
California — 0 .57%
Los Angeles Department of Water & Power Power System
Revenue, Build America Taxable Bonds, Water Utility
Improvements, Series SY
6.01% 07/01/39 1,950,000 2,774,850
Los Angeles Unified School District General Obligation Bonds,
School Improvements, Series C
4.00% 07/01/35 890,000 1,101,847
Regents of the University of California Medical Center Pooled
Revenue, Taxable Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 7,410,000 8,330,248
San Francisco City & County Airport Comm-San Francisco
International Airport, Airport and Marina Improvements, Series
A
5.00% 05/01/49 6,080,000 7,491,107
19,698,052
Colorado — 0 .10%
City & County of Denver Airport System Revenue Bonds,
Series C
2.14% 11/15/29 890,000 906,394

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
24 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Colorado (continued)
2.24% 11/15/30 $ 2,625,000 $ 2,633,617
3,540,011
Florida — 0 .19%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 1,000,000 1,037,430
2.86% 10/01/35 1,750,000 1,805,797
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 2,000,000 2,175,260
Greater Orlando Aviation Authority, Port, Airport and Marina
Improvements, Series A
5.00% 10/01/44 1,350,000 1,674,000
6,692,487
Massachusetts — 0 .12%
Commonwealth of Massachusetts, Public Improvements,
Series C
3.00% 03/01/48 3,585,000 3,927,188
New York — 0 .88%
Metropolitan Transportation Authority, Green Taxable Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 3,570,000 4,104,607
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B-1
4.00% 08/01/38 4,910,000 5,647,629
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements, Subseries FI
3.95% 08/01/32 1,000,000 1,145,560
New York City Water & Sewer System Revenue Bonds, Water
Utility Improvements
3.00% 06/15/50 3,315,000 3,559,282
New York State Dormitory Authority Revenue Bonds, Health,
Hospital and Nursing Home Improvements, Series A
4.00% 07/01/50 3,130,000 3,578,467
New York State Dormitory Authority Revenue Bonds, University
& College Improvements, Series A
4.00% 03/15/44 4,355,000 5,166,816
New York State Dormitory Authority, Build America Bonds,
University & College Improvements
5.29% 03/15/33 3,100,000 3,889,415
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series E
4.00% 03/15/43 2,905,000 3,426,564
30,518,340
Total Municipal Bonds
(Cost $59,554,271) 64,376,078
Total Bonds — 92 .71%
(Cost $3,186,049,570)
3,204,967,784
Issues Shares Value
COMMON STOCK — 0 .26%
Electric — 0 .00%
Homer City Holdings
LLC
†,5,6,7
112,222 $ —
Real Estate Investment Trust (REIT) — 0 .26%
AGNC Investment Corp. 582,000 9,079,200
Total Common Stock
(Cost $13,797,770) 9,079,200
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 11 .78%
Commercial Paper — 0 .23%
Ford Motor Credit Co. LLC
2.88%
10
01/08/21
1
$ 8,000,000 7,998,356
Foreign Government Obligations — 1 .99%
Japan Treasury Discount Bill,
Series 958
(Japan)
0.00%
10
03/22/21
3
7,105,000,000 68,832,032
Money Market Funds — 0 .01%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
11,12
279,362 279,362
U.S. Treasury Bills — 9 .55%
U.S. Treasury Bills
0.08%
10
02/02/21 50,000,000 49,997,302
0.11%
10
02/04/21 75,000,000 74,995,642
0.11%
10
02/11/21 50,000,000 49,996,570
0.14%
10
01/07/21 80,000,000 79,999,866
0.13%
10
01/21/21 75,000,000 74,997,964
329,987,344
Total Short-Term Investments
(Cost $406,762,823) 407,097,094
Total Investments - 104.75%
(Cost $3,606,610,163) 3,621,144,078
Liabilities in Excess of Other Assets - (4.75)% (164,217,003)
Net Assets - 100.00% $ 3,456,927,075
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $462,763, which is 0.01% of total net assets.
7
Non-income producing security.

Security is currently in default with regard to scheduled interest or principal payments.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 25
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the
9
Zero coupon bond. The rate shown is the effective yield as of December 31, 2020.
10
Represents annualized yield at date of purchase.
11
Represents the current yield as of December 31, 2020.
12
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $279,362.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 68,546,874 JPY 7,105,000,000 Citigroup Global Markets, Inc. 03/22/21 $ (332,952)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 1,458 03/31/21 $ 183,947,204 $ 255,550 $ 255,550
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 1,192 03/22/21 (186,380,375) 671,792 671,792
U.S. Treasury Ultra Bond 933 03/22/21 (199,253,813) 1,422,903 1,422,903
(385,634,188) 2,094,695 2,094,695
TOTAL FUTURES CONTRACTS $ (201,686,984) $ 2,350,245 $ 2,350,245

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
26 / December 2020
over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 27
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Commercial Paper $ — $ 7,998,356 $ — $ 7,998,356
Foreign Government Obligations — 68,832,032 — 68,832,032
Money Market Funds 279,362 — — 279,362
U.S. Treasury Bills 329,987,344 — — 329,987,344
Long-Term Investments:
Asset-Backed Securities — 409,178,994 — 409,178,994
Bank Loans — 68,924,362 373,245 69,297,607
Common Stock 9,079,200 — — 9,079,200
Corporates — 918,235,015 — 918,235,015
Foreign Government Obligations — 95,399,391 — 95,399,391
Mortgage-Backed — 1,648,391,181 89,518 1,648,480,699
Municipal Bonds — 64,376,078 — 64,376,078
Other Financial Instruments
*
Assets:
Interest rate contracts 2,350,245 — — 2,350,245
Liabilities:
Foreign currency exchange contracts — (332,952) — (332,952)
Total $ 341,696,151 $ 3,281,002,457 $ 462,763 $ 3,623,161,371
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.
UNCONSTRAINED
BOND FUND
BANK
LOANS
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ 536,919 $ 6,172 $ 96,156
Accrued discounts/premiums 5,579 — 27,862
Realized (loss) (41,702) — —
Change in unrealized appreciation/(depreciation)* 5,682 (6,172) (34,500)
Purchases 115,423 — —
Sales (248,656) — —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2020
$ 373,245 $ — $ 89,518
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(34,990) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
28 / December 2020
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
UNCONSTRAINED BOND FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $373,245 Third-party Vendor Vendor Prices $72.00 $72.00
Mortgage-Backed Securities-Non Agency $89,518 Third-party Vendor Vendor Prices 0.10 - 6.95 7.10